Income Tax (Details) - Schedule of operating loss $ in Thousands	Dec. 31, 2021 USD ($)
Operating Loss Carryforwards [Line Items]
Operating loss carryforwards	$ 84,307
Canada [Member]
Operating Loss Carryforwards [Line Items]
Operating loss carryforwards	22,077
United States [Member]
Operating Loss Carryforwards [Line Items]
Operating loss carryforwards	14,161
Colombia [Member]
Operating Loss Carryforwards [Line Items]
Operating loss carryforwards	28,810
United Kingdom [Member]
Operating Loss Carryforwards [Line Items]
Operating loss carryforwards
Portugal [Member]
Operating Loss Carryforwards [Line Items]
Operating loss carryforwards	10,156
Germany [Member]
Operating Loss Carryforwards [Line Items]
Operating loss carryforwards	9,103
2030 [Member]
Operating Loss Carryforwards [Line Items]
Operating loss carryforwards	2,689
2030 [Member] | Canada [Member]
Operating Loss Carryforwards [Line Items]
Operating loss carryforwards
2030 [Member] | United States [Member]
Operating Loss Carryforwards [Line Items]
Operating loss carryforwards
2030 [Member] | Colombia [Member]
Operating Loss Carryforwards [Line Items]
Operating loss carryforwards	2,689
2030 [Member] | United Kingdom [Member]
Operating Loss Carryforwards [Line Items]
Operating loss carryforwards
2030 [Member] | Portugal [Member]
Operating Loss Carryforwards [Line Items]
Operating loss carryforwards
2030 [Member] | Germany [Member]
Operating Loss Carryforwards [Line Items]
Operating loss carryforwards
2031 [Member]
Operating Loss Carryforwards [Line Items]
Operating loss carryforwards	14,304
2031 [Member] | Canada [Member]
Operating Loss Carryforwards [Line Items]
Operating loss carryforwards
2031 [Member] | United States [Member]
Operating Loss Carryforwards [Line Items]
Operating loss carryforwards
2031 [Member] | Colombia [Member]
Operating Loss Carryforwards [Line Items]
Operating loss carryforwards	12,395
2031 [Member] | United Kingdom [Member]
Operating Loss Carryforwards [Line Items]
Operating loss carryforwards
2031 [Member] | Portugal [Member]
Operating Loss Carryforwards [Line Items]
Operating loss carryforwards	1,909
2031 [Member] | Germany [Member]
Operating Loss Carryforwards [Line Items]
Operating loss carryforwards
2032 [Member]
Operating Loss Carryforwards [Line Items]
Operating loss carryforwards	10,223
2032 [Member] | Canada [Member]
Operating Loss Carryforwards [Line Items]
Operating loss carryforwards
2032 [Member] | United States [Member]
Operating Loss Carryforwards [Line Items]
Operating loss carryforwards
2032 [Member] | Colombia [Member]
Operating Loss Carryforwards [Line Items]
Operating loss carryforwards	6,135
2032 [Member] | United Kingdom [Member]
Operating Loss Carryforwards [Line Items]
Operating loss carryforwards
2032 [Member] | Portugal [Member]
Operating Loss Carryforwards [Line Items]
Operating loss carryforwards	4,088
2032 [Member] | Germany [Member]
Operating Loss Carryforwards [Line Items]
Operating loss carryforwards
2033 [Member]
Operating Loss Carryforwards [Line Items]
Operating loss carryforwards	11,750
2033 [Member] | Canada [Member]
Operating Loss Carryforwards [Line Items]
Operating loss carryforwards
2033 [Member] | United States [Member]
Operating Loss Carryforwards [Line Items]
Operating loss carryforwards
2033 [Member] | Colombia [Member]
Operating Loss Carryforwards [Line Items]
Operating loss carryforwards	7,591
2033 [Member] | United Kingdom [Member]
Operating Loss Carryforwards [Line Items]
Operating loss carryforwards
2033 [Member] | Portugal [Member]
Operating Loss Carryforwards [Line Items]
Operating loss carryforwards	4,159
2033 [Member] | Germany [Member]
Operating Loss Carryforwards [Line Items]
Operating loss carryforwards
2037 [Member]
Operating Loss Carryforwards [Line Items]
Operating loss carryforwards	641
2037 [Member] | Canada [Member]
Operating Loss Carryforwards [Line Items]
Operating loss carryforwards
2037 [Member] | United States [Member]
Operating Loss Carryforwards [Line Items]
Operating loss carryforwards	641
2037 [Member] | Colombia [Member]
Operating Loss Carryforwards [Line Items]
Operating loss carryforwards
2037 [Member] | United Kingdom [Member]
Operating Loss Carryforwards [Line Items]
Operating loss carryforwards
2037 [Member] | Portugal [Member]
Operating Loss Carryforwards [Line Items]
Operating loss carryforwards
2037 [Member] | Germany [Member]
Operating Loss Carryforwards [Line Items]
Operating loss carryforwards
2038 [Member]
Operating Loss Carryforwards [Line Items]
Operating loss carryforwards	117
2038 [Member] | Canada [Member]
Operating Loss Carryforwards [Line Items]
Operating loss carryforwards	117
2038 [Member] | United States [Member]
Operating Loss Carryforwards [Line Items]
Operating loss carryforwards
2038 [Member] | Colombia [Member]
Operating Loss Carryforwards [Line Items]
Operating loss carryforwards
2038 [Member] | United Kingdom [Member]
Operating Loss Carryforwards [Line Items]
Operating loss carryforwards
2038 [Member] | Portugal [Member]
Operating Loss Carryforwards [Line Items]
Operating loss carryforwards
2038 [Member] | Germany [Member]
Operating Loss Carryforwards [Line Items]
Operating loss carryforwards
2039 [Member]
Operating Loss Carryforwards [Line Items]
Operating loss carryforwards	1,058
2039 [Member] | Canada [Member]
Operating Loss Carryforwards [Line Items]
Operating loss carryforwards	1,058
2039 [Member] | United States [Member]
Operating Loss Carryforwards [Line Items]
Operating loss carryforwards
2039 [Member] | Colombia [Member]
Operating Loss Carryforwards [Line Items]
Operating loss carryforwards
2039 [Member] | United Kingdom [Member]
Operating Loss Carryforwards [Line Items]
Operating loss carryforwards
2039 [Member] | Portugal [Member]
Operating Loss Carryforwards [Line Items]
Operating loss carryforwards
2039 [Member] | Germany [Member]
Operating Loss Carryforwards [Line Items]
Operating loss carryforwards
2040 [Member]
Operating Loss Carryforwards [Line Items]
Operating loss carryforwards	11,605
2040 [Member] | Canada [Member]
Operating Loss Carryforwards [Line Items]
Operating loss carryforwards	11,605
2040 [Member] | United States [Member]
Operating Loss Carryforwards [Line Items]
Operating loss carryforwards
2040 [Member] | Colombia [Member]
Operating Loss Carryforwards [Line Items]
Operating loss carryforwards
2040 [Member] | United Kingdom [Member]
Operating Loss Carryforwards [Line Items]
Operating loss carryforwards
2040 [Member] | Portugal [Member]
Operating Loss Carryforwards [Line Items]
Operating loss carryforwards
2040 [Member] | Germany [Member]
Operating Loss Carryforwards [Line Items]
Operating loss carryforwards
2041 [Member]
Operating Loss Carryforwards [Line Items]
Operating loss carryforwards	9,297
2041 [Member] | Canada [Member]
Operating Loss Carryforwards [Line Items]
Operating loss carryforwards	9,297
2041 [Member] | United States [Member]
Operating Loss Carryforwards [Line Items]
Operating loss carryforwards
2041 [Member] | Colombia [Member]
Operating Loss Carryforwards [Line Items]
Operating loss carryforwards
2041 [Member] | United Kingdom [Member]
Operating Loss Carryforwards [Line Items]
Operating loss carryforwards
2041 [Member] | Portugal [Member]
Operating Loss Carryforwards [Line Items]
Operating loss carryforwards
2041 [Member] | Germany [Member]
Operating Loss Carryforwards [Line Items]
Operating loss carryforwards
Indefinite [Member]
Operating Loss Carryforwards [Line Items]
Operating loss carryforwards	22,623
Indefinite [Member] | Canada [Member]
Operating Loss Carryforwards [Line Items]
Operating loss carryforwards
Indefinite [Member] | United States [Member]
Operating Loss Carryforwards [Line Items]
Operating loss carryforwards	13,520
Indefinite [Member] | Colombia [Member]
Operating Loss Carryforwards [Line Items]
Operating loss carryforwards
Indefinite [Member] | United Kingdom [Member]
Operating Loss Carryforwards [Line Items]
Operating loss carryforwards
Indefinite [Member] | Portugal [Member]
Operating Loss Carryforwards [Line Items]
Operating loss carryforwards
Indefinite [Member] | Germany [Member]
Operating Loss Carryforwards [Line Items]
Operating loss carryforwards	$ 9,103